DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of derivative financial instruments [text block]
Thousands

of U.S. dollars
2020 2021
Assets Liabilities Assets Liabilities
Cross currency

swaps
11,088 (5,220) 15,992 (55,948)
Total 11,088 (5,220) 15,992 (55,948)
Current

portion
- - 3,235 (29,646)
Non-current

portion
11,088 (5,220) 12,757 (26,302)
2020

Derivative´s operation

results
Bank Maturity
Purchase
currency
Selling
currency
Notional
(thousands)
Fair value
asset
Fair value
liability
Other
comprehensive
income
Change in
OCI
Statements of
operations

-
Finance cost
Statements of
operations

-
Change in

fair
value
D/(C) D/(C) D/(C) D/(C) D/(C) D/(C)
Nomura International Aug-22 USD EUR 34,109
13 (7)
(454) (260) - -
Goldman Sachs Aug-22 USD MXN 1,065,060
- (3,224)
41 3,973 48 -
Goldman Sachs Aug-22 USD PEN 194,460
- (1,996)
(339) 5,463 - -
Goldman Sachs Aug-22 USD BRL
754,440 8,866 -
(6,167) 6,979 (289) -
Morgan

Stanley
Aug-22 USD BRL 308,584
2,096 -
(2,589) 2,688 - -
Morgan

Stanley
Aug-22 USD PEN 66,000
120 -
(115) 189 - -
Goldman Sachs Aug-22 USD MXN 1,065,060
- -
2,230 (2,230) - -
Goldman Sachs Aug-22 USD PEN 194,460
- -
2,965 (2,964) - -
Total

Active
11,095 (5,227) (4,428) 13,838 (241) -
Effect

on OCI of

derivatives terminated

prior to 1 January

2020

- - (7,467) - - -
Total
11,095 (5,227) (11,895) 13,838 (241) -
2021

Derivative´s operation

results
Bank Maturity
Purchase
currency
Selling
currency
Notional
(thousands)
Fair value
assets
Fair value
liability
Other
comprehensive
income
Change in
OCI
Statements of
operations

-
Change in

fair
value
Nomura International

plc
Feb-26 EUR USD 61,526 4,652 - (3,698) 3,699 (1,154)
Nomura International

plc
Feb-26 USD BRL 326,450 356 (8,124) (192) 192 7,509
Morgan

Stanley
Feb-26 USD BRL 631,350 811 (16,936) 3,464 (3,464) 11,561
Morgan

Stanley
Feb-26 USD PEN 277,050 8,805 (463) (6,390) 6,390 (1,780)
Goldman Sachs

International
Feb-26 USD BRL 1,301,000 1,368 (30,426) 480 (480) 26,198
Nomura International Aug-22 EUR USD 34,109 - - (481) 27 -
Goldman Sachs Aug-22 MXN USD 1,065,060 - - (128) 169 (48)
Goldman Sachs Aug-22 PEN USD 194,460 - - (475) 136 -
Goldman Sachs Aug-22 BRL USD 754,440 - - (7,007) 840 (2)
Morgan

Stanley
Aug-22 USD BRL 308,584 - - (2,987) 398 -
Morgan

Stanley
Aug-22 USD PEN 66,000 - - (158) 43 -
Goldman Sachs Aug-22 USD MXN 1,065,060 - - 2,229 - -
Goldman Sachs Aug-22 USD PEN 194,460 - - 2,965 - -
Total

Active
15,992 (55,949) (6,336) 6,337 42,334
Effect

on OCI of

derivatives
terminated in

2021
- - (6,042) 1,613 (50)
Effect

on OCI of

derivatives
terminated prior

to

1 January

- - (7,467) - -
Total 15,992 (55,949) (19,845) 7,950 42,284
Summary of Outstanding Derivatives
Counterparty Product
Receive/Pay
Currency
Coupon * Notional
Receive
Coupon *
Notional Pay
Receive Rate Pay Rate
USD Principal
Exchange
(Feb. 2024)
Goldman Sachs Cross Currency Swap USD /USD 200,000,000 200,000,000 8.00% 6M Libor + 6.96% 150,000,000
USD /BRL 200,000,000 1,101,000,000 6M Libor + 6.93% 175.91% of CDI
Morgan Stanley Cross Currency Swap USD /USD 100,000,000 100,000,000 8.00% 6M Libor + 6.90% 80,000,000
USD /BRL 100,000,000 551,350,000 6M Libor + 6.90% 182.00% of CDI
Nomura Cross Currency Swap USD /USD 50,000,000 50,000,000 8.00% 6M Libor + 6.90% 50,000,000
USD/BRL 50,000,000 276,450,000 6M Libor + 6.90% 188.80% of CDI
Morgan Stanley Cross Currency Swap USD/PEN 75,000,000 277,050,00 8,00% 9,40% 70,000,000
Nomura Cross Currency Swap USD/EUR 75,000,000 61,525,840 8,00% 7,58% 50,000,000
*Coupons settle every February/August 3rd until 2026
14)

DERIVATIVE

FINANCIAL

INSTRUMENTS
Details of

derivative financial

instruments

at December

31, 2020

and 2021

are as follow:
Atento

Luxco1

entered

into

Cross-Currency

Swaps

to

reduce

its

foreign

exchange

risk,

since

it

generates

cashflow

in

local
currencies.

With these

instruments,

the company

ensures

that its

cashflow in

local

currencies

is hedged

into

a fixed dollar

amount,

the
currency used

to pay debt obligations,

therefore

reducing foreign

exchange risks.
Derivatives

held

for

trading

are

classified

as

current

assets

or current

liabilities.

The

fair

value

of

a

hedging

derivative

is
classified

as

a non-current

asset

or a non

-current liability,

as applicable,

if the

remaining

maturity

of the

hedged

item

exceeds twelve
months. Otherwise,

it is classified

as a current

asset

or liability.
On February

14,

2020, Atento

Brasil S.A.

entered into

a cross-currency

swap to

hedge a

EURO

loan of
7,402

thousand

Euros
at a fixed

rate of
1.49
%

exchanged to

a
35,000

thousand

Brazilian Reais with interest

rate of the average

daily rate of the

one day “over
extra-group”

– DI – Interbank

Deposits

- plus

a spread of

1.95% per annum.

The transaction

was liquidated

on August

13, 2020 due to
the repaym

ent of

the loan.
In February

2021,

in connection

with the

new 8.000%

Senior

Secured Notes

due 2026,

Atento

Luxco 1

S.A. entered

into new
Cross-Currency

Swaps

related

to exchange

rate risk

between

U.S.

dollars

and Euro

(EUR),

Brazilian

Reais (BRL)

and Peruvian

Soles
(PEN).
The Company

is hedging the

risk of changes

in the USD equivalent

value

of a portion of

its net

investment

in its consolidated
Subsidiaries

attributable

to

changes

in the

USD-subsidiary

currency

between

the

designation

date

and maturity

date

of

the Hedging
Instrument.
All previous

(coupon

-only) cross-currency swaps with

maturity

in August

2022 were terminated

in March

2022.
At December

31, 2020

and 2021,

details of

cross

-currency swaps that

do not qualify

for hedge

accounting

and net

investment
hedges

were as follows:
On

January

1,

2019,

the

Company

designated

the

Cross-Currency

Swap

between

U.S.

dollars

and

Brazilian

Reais

for

hedge
accounting

as net investment hedge. Prior

to the date of designation

of the Cross-Currency Swap, this hedging

instrument was

electively
not

designated

as a hedge

accounting

because

the change

in fair

value was intended

to partially offset

changes

in the USD-BRL

foreign
currency

component

of the

BRL

denominated

intercompany

debt,

which

were

recorded

in

earnings.

Effective

January

1,

2019,

the
intercompany

debt

was

reclassified

as “permanent

in equity”

(which

assumes

that the

related

payable

is neither

planned

nor

likely to
occur

in

the

foreseeable

future,

since

it

is

in

substance,

a

part

of

the

entity’s

net

investment

in

that

foreign

operation
)

and, as

a
consequence,

the changes

arising from the

exchange

rate are

recorded

in other

comprehensive

income

and on

January

1, 2020 Atento
decided to

assign the loan

agreement

between

Atento

Luxco 1 and

Atento

Mexico Holdco

as “permanent

in equity”,

with

its maturities
to be

renewed

per indefinite

time,

since the

repayment

is neither

planned

nor

likely to

occur

in the

foreseeable

future.

The

effects

of
these transactions

are presented in

“Changes of Comprehensive

Income”.

Gains and

losses

on net investment hedges

accumulated in

equity will

be taken to

the statement

of operations

when the

foreign
operation

is partially

disposed

of or sold